Investment in equity securities/ Equity Investments (Tables)	6 Months Ended
Jun. 30, 2026
Investment in equity securities / Equity Investments [Abstract]
Investment in Equity Securities with Readily Determinable Fair Values
A summary of the movement in listed equity securities for the six months ended June 30, 2026 is presented in the table below:

Equity securities
Balance December 31, 2025	$27,759,775
Proceeds from sale of equity securities	(34,506,485)
Realized gain on sale of equity securities	9,059,011
Unrealized loss on equity securities revalued at fair value at end of the period	(1,141,892)
Balance June 30, 2026	$1,170,409

Equity investments without Readily Determinable Fair Values
A summary of the movement in equity investments without readily determinable fair values for the six months ended June 30, 2026 is presented in the table below:

Equity securities
Balance December 31, 2025	$9,932,222
Equity investments transferred	(735,187)
Equity investments purchased	394,419
Proceeds from sale of equity securities	(156,345)
Distributions	(1,772,777)
Impairment loss	(69,829)
Unrealized foreign exchange gain/loss	(261,060)
Balance June 30, 2026	$7,331,443